Benefit Plans (Effect of Change in One-Percentage-Points to Trend Rates) (Details) (Post Retirement Health Care Plans [Member], Postretirement Benefit Obligations [Member])	12 Months Ended
Dec. 31, 2013
Post Retirement Health Care Plans [Member] | Postretirement Benefit Obligations [Member]
Effect on total service and interest cost, One-Percentage-Point Increase	18.20%
Effect on postretirement benefit obligation, One-Percentage-Point Increase	14.10%
Effect on total service and interest cost, One-Percentage-Point Decrease	(14.00%)
Effect on postretirement benefit obligation, One-Percentage-Point Decrease	(11.60%)